Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and contingencies
Schedule of contractual commitments

	Office Rental	Co-location & Server Rental	Leasehold Improvements & Building Renovation	Other Purchase Obligation	Total
	RMB	RMB	RMB	RMB	RMB
2013	61,169,556	40,803,902	12,573,486	75,426,000	189,972,944
2014	58,202,652	—	—	—	58,202,652
2015	51,172,719	—	—	—	51,172,719
2016	34,166,950	—	—	—	34,166,950
2017	34,999,357	—	—	—	34,999,357
Thereafter	41,015,392	—	—	—	41,015,392

	280,726,626	40,803,902	12,573,486	75,426,000	409,530,014